Capital Management - Summary of Authorized Shares, Issued and Fully Paid Up Shares (Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Nominal value	$ 1.1211
Correspondent charge to capital reserve recycled	$ 4,898	$ 5,240
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Nominal value	$ 0.002
Share Capital Evolution
Disclosure Of Classes Of Share Capital [Line Items]
Nominal value	0.002
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares authorized per share	0.002
Nominal value	0.002	$ 0.002
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares authorized per share		0.002
Nominal value	$ 0.002	0.002
Undesignated Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares authorized per share		$ 0.002